Securities - Scheduled Maturities of Securities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Due in one year or less at Amortized Cost	$ 10,069,000
Available for sale securities, Due from one year to five years at Amortized Cost	19,042,000
Available for sale securities, Amortized cost	66,118,000
Available for sale securities, Due in one year or less at Fair Value	10,071,000
Available for sale securities, Due from after one year to five years at Fair Value	19,010,000
Available for sale securities, Fair Value	65,944,000	$ 0
Agency Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Agency Mortgage-backed securities, Amortized Cost	37,007,000
Available for sale securities, Amortized cost	37,007,000
Agency Mortgage-backed securities, Fair Value	36,863,000
Available for sale securities, Fair Value	$ 36,863,000